Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0000001	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized	500,000,000,000	500,000,000,000	500,000,000,000
Ordinary shares, shares issued	3,168,544	1,243,140	500,000
Ordinary shares, shares outstanding	3,168,544	1,243,140	500,000

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.